CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current Assets:
Cash	$ 4,852,811	$ 3,654,373	$ 2,823,974
Accounts receivable	12,860,727	2,776,314	0
Accounts receivable - related party	6,107,017	2,343,892	0
Other receivable - related party	0	336,746	0
Due from shareholders	0	692,500	0
Inventories	5,412,339	19,151,609	16,510,702
Prepaid expenses and other current assets	1,088,376	1,303,230	1,221,273
Total Current Assets	30,321,270	30,258,664	20,555,949
Restricted cash	3,476,281	478,388	479,609
Property, plant and equipment, net	3,245,770	3,160,242	3,985,388
Total Assets	37,043,321	33,897,294	25,020,946
Current Liabilities:
Short-term Loan	350,546	0
Accounts payable	2,334,547	10,253,053	274,621
Accounts payable - related parties		0	5,882,673
Accrued expenses	461,737	464,476	465,599
Other payables	1,022,301	1,161,975	1,334,081
Due to related parties		0	346,485
Total Current Liabilities	4,169,131	11,879,504	8,303,459
Total Liabilities	4,169,131	11,879,504	8,303,459
Commitments and Contingencies
Equity
Preferred stock	0	0	0
Common stock	9,895	8,788	8,788
Additional paid-in capital	2,742,158	1,091,212	1,091,212
Statutory reserve	71,699	71,699	71,699
Retained earnings	29,721,511	20,537,889	15,153,000
Accumulated other comprehensive income (loss)	14,950	(8,395)	30,686
Total Shareholders' Equity	32,560,213	21,701,193	16,355,385
Noncontrolling interest	313,977	316,597	362,102
Total Equity	32,874,190	22,017,790	16,717,487
Total Liabilities and Equity	$ 37,043,321	$ 33,897,294	$ 25,020,946